IFRS 7 Disclosure (Summary of Liquid Assets by Type and Currency) (Details) - CAD ($) $ in Millions	Jul. 31, 2025	Oct. 31, 2024
Disclosure Of Liquid Assets By Type And Currency [Line Items]
Bank-owned liquid assets	$ 626,807	$ 645,321
Securities received as collateral from securities financing and derivative transactions	336,202	296,748
Total liquid assets	963,009	942,069
Encumbered liquid assets	393,462	357,542
Unencumbered liquid assets	569,547	584,527
Canadian Dollars [member]
Disclosure Of Liquid Assets By Type And Currency [Line Items]
Bank-owned liquid assets	155,551	163,269
Securities received as collateral from securities financing and derivative transactions	110,724	117,083
Total liquid assets	266,275	280,352
Encumbered liquid assets	123,063	110,064
Unencumbered liquid assets	143,212	170,288
Other than Canadian dollar [Member]
Disclosure Of Liquid Assets By Type And Currency [Line Items]
Bank-owned liquid assets	471,256	482,052
Securities received as collateral from securities financing and derivative transactions	225,478	179,665
Total liquid assets	696,734	661,717
Encumbered liquid assets	270,399	247,478
Unencumbered liquid assets	426,335	$ 414,239
Cash and central bank reserves [member] | Canadian Dollars [member]
Disclosure Of Liquid Assets By Type And Currency [Line Items]
Bank-owned liquid assets	18,641
Securities received as collateral from securities financing and derivative transactions	0
Total liquid assets	18,641
Encumbered liquid assets	834
Unencumbered liquid assets	17,807
Cash and central bank reserves [member] | Other than Canadian dollar [Member]
Disclosure Of Liquid Assets By Type And Currency [Line Items]
Bank-owned liquid assets	88,766
Securities received as collateral from securities financing and derivative transactions	0
Total liquid assets	88,766
Encumbered liquid assets	189
Unencumbered liquid assets	88,577
Obligations of government, federal agencies, public sector entities and multilateral development banks [Member] | Canadian Dollars [member]
Disclosure Of Liquid Assets By Type And Currency [Line Items]
Bank-owned liquid assets	116,553
Securities received as collateral from securities financing and derivative transactions	101,061
Total liquid assets	217,614
Encumbered liquid assets	97,652
Unencumbered liquid assets	119,962
Obligations of government, federal agencies, public sector entities and multilateral development banks [Member] | Other than Canadian dollar [Member]
Disclosure Of Liquid Assets By Type And Currency [Line Items]
Bank-owned liquid assets	219,140
Securities received as collateral from securities financing and derivative transactions	160,472
Total liquid assets	379,612
Encumbered liquid assets	171,922
Unencumbered liquid assets	207,690
Equities [member] | Canadian Dollars [member]
Disclosure Of Liquid Assets By Type And Currency [Line Items]
Bank-owned liquid assets	14,772
Securities received as collateral from securities financing and derivative transactions	3,097
Total liquid assets	17,869
Encumbered liquid assets	14,915
Unencumbered liquid assets	2,954
Equities [member] | Other than Canadian dollar [Member]
Disclosure Of Liquid Assets By Type And Currency [Line Items]
Bank-owned liquid assets	62,722
Securities received as collateral from securities financing and derivative transactions	45,342
Total liquid assets	108,064
Encumbered liquid assets	61,224
Unencumbered liquid assets	46,840
Other debt securities [member] | Canadian Dollars [member]
Disclosure Of Liquid Assets By Type And Currency [Line Items]
Bank-owned liquid assets	5,585
Securities received as collateral from securities financing and derivative transactions	6,566
Total liquid assets	12,151
Encumbered liquid assets	9,662
Unencumbered liquid assets	2,489
Other debt securities [member] | Other than Canadian dollar [Member]
Disclosure Of Liquid Assets By Type And Currency [Line Items]
Bank-owned liquid assets	76,799
Securities received as collateral from securities financing and derivative transactions	15,780
Total liquid assets	92,579
Encumbered liquid assets	28,661
Unencumbered liquid assets	63,918
Other securities [Member] | Canadian Dollars [member]
Disclosure Of Liquid Assets By Type And Currency [Line Items]
Bank-owned liquid assets	0
Securities received as collateral from securities financing and derivative transactions	0
Total liquid assets	0
Encumbered liquid assets	0
Unencumbered liquid assets	0
Other securities [Member] | Other than Canadian dollar [Member]
Disclosure Of Liquid Assets By Type And Currency [Line Items]
Bank-owned liquid assets	23,829
Securities received as collateral from securities financing and derivative transactions	3,884
Total liquid assets	27,713
Encumbered liquid assets	8,403
Unencumbered liquid assets	$ 19,310